Financial Instrument Risk Management - Maximum Exposure to Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit risk | Loans
Disclosure of credit risk exposure [line items]
Loan commitments	$ 2,500	$ 2,061